Income Taxes - Components of Income (Loss) before Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Domestic	$ 2,363	$ 1,962	$ 2,336
Foreign	1,349	1,340	1,281
Income before taxes	$ 3,712	$ 3,302	$ 3,617